Document and Entity Information	May 26, 2026
Cover [Abstract]
Entity Registrant Name	General Motors Co
Amendment Flag	false
Entity Central Index Key	0001467858
Document Type	8-K
Document Period End Date	May 26, 2026
Entity Incorporation State Country Code	DE
Entity File Number	001-34960
Entity Tax Identification Number	27-0756180
Entity Address, Address Line One	1240 Woodward Avenue
Entity Address, City or Town	Detroit
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48265
City Area Code	(313)
Local Phone Number	667-1500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	GM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false